Share-based payments (Tables)	12 Months Ended
Aug. 31, 2025
Share-based payments
Summary of share based payments

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
October 23, 2020	3,634.84	3,634.84	97	0.4	5
November 24, 2020	16,003.13	13,500.00	101	0.4	5
November 24, 2020	5,673.16	13,500.00	75	3.6	4
November 30, 2022	6,088.50	6,088.50	107	3.1	5
December 1,2022	5,872.50	5,872.50	107	3.0	5
March 22, 2023	5,683.50	5,055.75	75	3.6	2
March 25, 2023	5,683.50	5,143.50	75	3.6	3
March 25, 2023	5,683.50	5,143.50	75	3.6	4
April 20, 2023	5,832.00	5,305.50	75	3.6	5
December 29, 2023	4,630.50	1,512.00	76	3.1	5
January 26, 2024	1,026.00	1,077.30	76	3.5	5
July 25, 2025	6.61	6.60	101	2.8	5

Summary of number options granted outstanding

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2023	843	5,205.12
Granted	76	2,828.25
Forfeited	(109)	6,453.74
Balance at August 31, 2024	810	4,814.08
Granted	2,000	6.61
Forfeited	(52)	5,872.50
Expired	(450)	3,980.04
Balance at August 31, 2025	2,308	789.63

Summary of range of number of options outstanding and weighted average remaining contractual life

	Number of
Exercise price	options	Weighted average	Weighted average	Exercisable
range	outstanding	grant date fair value	remaining contractual life	options
$	#	$	[years]	#
6.61	2,000	6.61	4.90	83
1,026.00 - 4,630.50	81	2,874.04	3.17	81
5,683.50 - 6,088.50	201	5,740.39	4.27	192
16,003.13	26	16,003.13	0.25	26

Schedule of warrants

		Number of warrants	Weighted average remaining
	Exercise price	outstanding	contractual life
Grant date	$	#	[years]
November 23, 2020	16,875.00	113	0.23
December 21, 2023	1,417.50	103	3.31
September 16, 2024	112.50	1,896	4.05
January 14, 2025	15.00	23,357	4.88
August 15, 2025	2.50	175,000	4.96

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
November 23, 2020	16,875.00	19,062.00	100	0.4	5.0
December 21, 2023	1,417.50	1,512.00	76	4.0	5.0
September 16, 2024	112.50	71.64	92	3.4	5.0
January 14, 2025	15.00	18.30	99	4.4	5.5
August 15, 2025	2.50	1.86	101	3.6	5.0